Offerings	Nov. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	1.a. GXO Logistics, Inc. ("GXO") and GXO Logistics Capital B.V. ("GXO Capital") are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, GXO and GXO Capital will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). GXO and GXO Capital will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 1.b. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of GXO's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of GXO. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	2.a. GXO Logistics, Inc. ("GXO") and GXO Logistics Capital B.V. ("GXO Capital") are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, GXO and GXO Capital will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). GXO and GXO Capital will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 2.b. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of GXO's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of GXO. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	3.a. GXO Logistics, Inc. ("GXO") and GXO Logistics Capital B.V. ("GXO Capital") are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, GXO and GXO Capital will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). GXO and GXO Capital will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 3.b. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of GXO's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of GXO. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	4.a. GXO Logistics, Inc. ("GXO") and GXO Logistics Capital B.V. ("GXO Capital") are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, GXO and GXO Capital will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). GXO and GXO Capital will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 4.b. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of GXO's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of GXO. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units. 4.c. Representing warrants to purchase shares of GXO's common stock and/or any of the other securities of GXO.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	5.a. GXO Logistics, Inc. ("GXO") and GXO Logistics Capital B.V. ("GXO Capital") are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, GXO and GXO Capital will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). GXO and GXO Capital will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 5.b. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of GXO's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of GXO. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units. 5.c. Representing units that may consist of any combination of the other securities of GXO.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of GXO Logistics Capital B.V.
Fee Rate	0.01381%
Offering Note	6. GXO will fully and unconditionally guarantee the obligations of GXO Capital under its debt securities. No separate consideration will be paid in respect of any such guarantees. Pursuant to Rule 457(n) of the Securities Act, no separate fee is payable with respect to the guarantees of the debt securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	7.a. GXO Logistics, Inc. ("GXO") and GXO Logistics Capital B.V. ("GXO Capital") are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. In connection with the securities offered hereby, GXO and GXO Capital will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). GXO and GXO Capital will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 7.b. An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and debt securities as may be issued upon conversion of or exchange for preferred stock, debt securities or warrants or settlement of any units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers additional shares of GXO's common stock which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of GXO. Separate consideration may or may not be received for securities that are issuable on exercise, redemption, conversion, exchange or settlement of other securities or that are issued in units.